Long-term debt (Details 4) In Millions, unless otherwise specified	12 Months Ended					12 Months Ended		12 Months Ended		1 Months Ended
	Dec. 31, 2012 USD ($) rate	Dec. 31, 2011 USD ($) rate	Dec. 31, 2010 rate	Dec. 31, 2012 Nonconvertible debentures USD ($)	Dec. 31, 2011 Nonconvertible debentures USD ($)	Dec. 31, 2012 2nd Series USD ($) debenture	Dec. 31, 2011 2nd Series USD ($)	Dec. 31, 2012 Tranche B - Salobo USD ($) debenture	Dec. 31, 2011 Tranche B - Salobo USD ($)	Sep. 30, 2012 5.625% Notes due in 2042 USD ($)	Jul. 31, 2012 3.75% Notes due in 2023 USD ($)	Jul. 31, 2012 3.75% Notes due in 2023 EUR (€)	Apr. 30, 2012 Notes due 2022 USD ($)	Jan. 31, 2012 Notes due 2022 USD ($)	Oct. 31, 2012 Export credit note mature in 2022 USD ($)	Oct. 31, 2012 Export credit note mature in 2022 BRL
Non-convertible debentures denominated in Brazilian Reais
Issued (in debentures)						400,000		5
Outstanding (in debentures)						400,000		5
Reference rate for variable interest rate	LIBOR					100% CDI		IGP-DI
Non-convertible debentures, margin rate (as a percent)						0.25%		6.50%
Balance	$ 2,352	$ 2,531				$ 1,973	$ 2,167	$ 379	$ 364
Short-term portion	1,957
Long-term portion				379	2,505
Accrued charges				16	26
Indexation rates applied to debt
TJLP - Long-Term Interest Rate (effective rate as a percent)	5.70%	6.00%	6.00%
IGP-M - General Price Index - Market (in rates)	7.6	5.0	10.9
Appreciation (devaluation) of Real against US dollar (in rates)	(8.6)	(10.8)	4.5
Notes issued										$ 1,500	$ 919	€ 750	$ 1,250	$ 1,000	$ 1,200	2,500
Sale price of bonds as percentage of face value													101.345%	98.804%
Coupon rate of the bond issued (as a percent)										5.625%	3.75%	3.75%	4.375%	4.375%
Issue price (as a percent)										99.198%	99.608%	99.608%